Note 7 - Other Receivables (Tables)	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Other receivables [text block]
	March 31, 2023	March 31, 2022
	$	$
Investment tax credits receivable	748	700
Sales tax receivable	107	608
	855	1,308